Other Reserves (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [abstract]
Summary of information about other reserves

	2022 US$m	2021 US$m	2020 US$m
Other reserves
Employee benefits reserve	278	232	219
Foreign currency translation reserve	796	793	793
Hedging reserve 1	(586)	(400)	(71)
Distributable profits reserve 2	3,541	58	462
Other reserves	2	-	-
	4,031	683	1,403
1.	The portion of the hedging reserve relating to settled hedges is $226 million.
2.
For the year ended 31 December 2022, the Group transferred $5,553 million of retained earnings to the distributable profits reserve. The increase was offset by the 2022 interim dividend of $2,070 million which was paid on 6 October 2022.